INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current deferred income tax	$ 1,850	$ 2,500
Other long term assets	210
Other long term liability	(254)
Net deferred tax asset	$ 1,806	$ 2,500